Target Allocation Based on Market Value (Detail)	12 Months Ended
Dec. 31, 2012
Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	50.00%
Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	50.00%
Target Allocation, maximum	70.00%
Money Market Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, minimum	0.00%
Target Allocation, maximum	10.00%